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                                    Excelsior
                               Income Shares, Inc.




                    NOTICE OF ANNUAL MEETING OF SHAREHOLDERS

                            To Be Held April 4, 1996

    The Annual Meeting of Shareholders of Excelsior Income Shares, Inc. (the "Company") will be held in the North Room (11th floor), at 114 West 47 Street, New York, N.Y. 10036, on Thursday, April 4, 1996, at 11:00 a.m., New York City time, for the following purposes:

        (1) To elect eight directors to hold office until the next Annual Meeting and until their respective successors shall have been duly elected and qualified.

        (2) To consider and act upon the continuance of the Investment Advisory Agreement between the Company and United States Trust Company of New York.

        (3) To consider and act upon the selection by the Board of Directors of Coopers & Lybrand LLP as auditors for the fiscal year ending December 31, 1996.

        (4) To transact such other business as may properly come before the Meeting or any adjournment thereof.

    Shareholders of record as of the close of business on February 16, 1996, are entitled to vote at the Meeting or any adjournment thereof.

                                                   Robert D. Cummings
                                                     Secretary

New York, New York
February 29, 1996

WHETHER OR NOT YOU INTEND TO ATTEND THE MEETING, PLEASE FILL IN, DATE, SIGN AND RETURN THE ENCLOSED FORM OF PROXY IN THE ENCLOSED PREPAID ENVELOPE.


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

                          EXCELSIOR INCOME SHARES, INC.
                              114 West 47th Street
                            New York, New York 10036




                                 PROXY STATEMENT




                                     GENERAL

    This statement is furnished in connection with the solicitation of proxies by the Board of Directors of Excelsior Income Shares, Inc. (the "Company"), for use at the Annual Meeting of its shareholders, to be held in the North Room (11th floor), at 114 West 47th Street, New York, N.Y. 10036, on Thursday, April 4, 1996, at 11:00 a.m., New York City time. The proxy statement and proxy are being mailed to shareholders on approximately February 29, 1996.

    Any person giving a proxy has power to revoke it at any time prior to its exercise by executing a superseding proxy or by submitting a notice of revocation to the Secretary of the Company. All properly executed and unrevoked proxies received in time for the Meeting will be voted at the Meeting, or any adjournment thereof, in accordance with the instructions contained therein. If no instructions are given, the persons named as proxies will vote the shares represented thereby for the election as directors of those nominees named herein, to approve the continuance of the Investment Advisory Agreement between the Company and United States Trust Company ofNew York and to ratify the selection of Coopers & Lybrand LLP as auditors for the fiscal year ending December 31, 1996.

    The cost of solicitation, including postage, printing and handling and the expenses incurred by brokerage houses, custodians, nominees and fiduciaries in forwarding proxy material to beneficial owners, will be borne by the Company. The solicitation is to be made primarily by mail, but may be supplemented by telephone calls made by regular personnel of the Company who will be paid no additional compensation in connection therewith.

    As of the close of business on February 16, 1996, the record date for the determination of shareholders entitled to notice of and to vote at the Annual Meeting or any adjournment thereof, 2,188,391 shares of Common Stock, par value $.01 per share, of the Company were outstanding. Each share is entitled to one vote at the Annual Meeting. To the knowledge of the Company, no person is the beneficial owner of more than 5% of the Company's outstanding shares.

                              ELECTION OF DIRECTORS

    It is the intention of the persons named as proxies in the accompanying form of proxy to vote at the Annual Meeting for the election of the nominees named below as directors of the Company to serve until the next Annual Meeting and until their successors are elected and qualified. If any such nominee should be unable to serve, an event not now anticipated, the persons named as proxies will vote for such other nominee as may be proposed by management.

Information Concerning Nominees

    The following table sets forth the ages, positions and offices with the Company, principal occupation or employment during the past five years and other directorships, if any, of each nominee.


                                   Positions and Offices                     Principal Occupation
      Name                 Age        with the Company                or Employment; other Directorships
      ----                 ---        ----------------                ----------------------------------

Townsend Brown, II*        65        Director since 1992         President  and CEO of the Company since 1992.
                                                                 Attorney.  Senior  Vice  President  of United
                                                                 States  Trust  Company  of New  York  1978 to
                                                                 1992.

Manning E. Case            79        Director since 1980         Chairman Cybermedix, Inc. since 1987.

George T. Conklin, Jr.     81        Director since 1988         Director,  Guardian Life Insurance Company of
                                                                 America; Chairman and Director, Guardian Park
                                                                 Avenue Fund; Director: Guardian Insurance and
                                                                 Annuity  Company,  Inc.;  Guardian Cash Fund,
                                                                 Guardian  Stock Fund and Guardian  Bond Fund;
                                                                 Trustee:   Guardian  Cash  Management  Trust;
                                                                 Guardian U.S. Government Trust.

Edwin A. Heard             69        Director  since 1989        President  and  CEO of the  Company  1989  to
                                                                 1992, Director,  Royal Life Insurance Company
                                                                 of New York since  1988;  Vice  Chairman  and
                                                                 Treasurer, United States Trust Company of New
                                                                 York, 1976 to 1988.

James J. O'Leary           81        Director since 1973         Economic  Consultant  to United  States Trust
                                                                 Company  of  New  York  from  1979  to  1991.
                                                                 Director:  Guardian Life Insurance Company of
                                                                 America,    National   Bureau   of   Economic
                                                                 Research.

Perry W. Skjelbred         48        Director since 1993         Founder,  CEO,  Enterprise Capital Inc. 1993.
                                                                 Founder, CEO, American  Infrastructure,  Inc.
                                                                 1989 to 1993. Senior Vice President and Chief
                                                                 Investment  Officer  NATIONAR,  Inc.  1986 to
                                                                 1989.  Director:  Enterprise  Capital,  Inc.,
                                                                 Medical Marketing Group, Inc.

Philip J. Tilearcio        42        Director since 1993         Investor.

Kenneth G. Walsh*          47        Director since 1993         Attorney.  Executive  Vice  President  United
                                                                 States Trust Company of New York.

    For purposes of describing the business experience of Messrs. Brown, Heard and Walsh, United States Trust Company of New York and U.S. Trust Corporation may be deemed to be "affiliates" of the Company by virtue of the contractual relationships with the Company. See "Continuance of Advisory Agreement".

----------
    *Such director is an "interested person" of the Company within the meaning of the Investment Company Act of 1940 because he is an officer of the Company.

    The Board of Directors has a standing Audit Committee consisting of Mr. Manning E. Case, Mr. George T. Conklin, Jr., Dr. James J. O'Leary, Mr. Perry W. Skjelbred and Mr. Philip J. Tilearcio, none of whom is an "interested person" of the Company within the meaning of the Investment Company Act of 1940. The Audit Committee held one meeting during the year ended December 31, 1995. The functions performed by the Audit Committee include making recommendations with respect to engaging and discharging the Company's independent auditors, reviewing with the Company's independent auditors the plan and results of the annual examination of the Company's financial statements, reviewing the scope and results of the Company's procedures for internal auditing, reviewing the independence of the Company's auditors, considering the range of audit fees and reviewing the adequacy of the Company's system of internal accounting controls.

    The Company's Board of Directors held five meetings during the year ended December 31, 1995.

Information Concerning Executive Officers

    The following table sets forth the ages, positions and offices with the Company and principal occupation or employment during the past five years of each of the Company's executive officers.


                                   Positions and Offices                    Principal Occupation
      Name                 Age        with the Company                          or Employment
      ----                 ---        ----------------                          -------------

Townsend Brown II          65        Director, President and     Director,   President  and  Chief   Executive
                                     Chief Executive Officer     Officer of the Company.
                                     since April 9, 1992

Robert D. Cummings         51        Secretary and Treasurer     Manager of the Common  Trust Fund  Department
                                     since April 9, 1992         of United  States  Trust  Company of New York
                                                                 since 1980, Vice President since April 1987.

Henry M. Milkewicz         56        Vice  President  since      Senior  Vice  President  of the Fixed  Income
                                     April 5, 1990               Investment  Division of United  States  Trust
                                                                 Company of New York since April,  1990,  Vice
                                                                 President  from  February,  1985,  to  April,
                                                                 1990.

    For purposes of describing the business experience of Messrs. Cummings and Milkewicz, United States Trust Company of New York may be deemed to be an "affiliate" of the Company by virtue of the contractual relationships with the Company described below. See "Continuance of Advisory Agreement".

    The Company's executive officers were re-elected on April 6, 1995, to serve until the meeting of the Board of Directors scheduled to take place immediately after the Annual Meeting of the Company's shareholders on April 4, 1996, and until their successors are elected and qualified.

Compensation of and Transactions with Executive Officers and Directors

    The following table sets forth information concerning all compensation paid by the Company to the group indicated for services in all capacities to the Company during the year ended December 31, 1995.

          Number of Persons          Capacities              Cash
               in Group           in which served        Compensation
               --------           ---------------        ------------

                Three          All Executive Officers       $47,680

    All directors were paid a prorated basic fee of $5,000 per year, $300 for each Board meeting attended and $100 for each Audit Committee meeting attended.

    During 1995, the Company paid investment advisory fees in the total amount of $197,392 to United States Trust Company of New York.

Security Ownership of Officers and Directors and Nominees

    The following table sets forth information as of December 31, 1995, with respect to beneficial ownership of the Company's Common Stock, par value $.01 per share, by directors individually and officers and directors as a group.

      Name of Individual            Number of Shares             Percent
         or Number of                 and Nature of                 of
       Persons in Group            Beneficial Ownership            Class
       ----------------            --------------------            -----
    Townsend Brown II                   1,100(1)(2)                  (4)
    Manning E. Case                       100(1)(2)                  (4)
    George T. Conklin, Jr.                100(1)(2)                  (4)
    Edwin A. Heard                      1,800(1)(2)                  (4)
    James J. O'Leary                      100(1)(2)                  (4)
    Perry W. Skjelbred                  1,000(1)(2)                  (4)
    Philip J. Tilearcio                   100(1)(2)                  (4)
    Kenneth G. Walsh                      100(1)(2)                  (4)
    All Officers, Directors
      as a group (eight)                4,400 (of record)(1)         (4)

----------
    (1)None of these shares is beneficially owned based upon a right to acquire beneficial ownership within 60 days.
    (2)Sole voting and sole investment power.
    (3)Shared voting and shared investment power with spouse.
    (4)Amount does not exceed 1%.

                        CONTINUANCE OF ADVISORY AGREEMENT

    United States Trust Company of New York (the "Adviser") provides investment advisory and administrative services to the Company pursuant to an Investment Advisory Agreement dated April 7, 1989 (the "Advisory Agreement"). The continuance of the Advisory Agreement was approved by a majority vote of shareholders of the Company at the Annual Meeting of Shareholders on April 7, 1994. The Board of Directors of the Company, including all the directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Company, at a meeting held on January 29, 1996, approved the continuance of such Agreement and voted that the continuance be submitted for approval to the shareholders of the Company.

    Under the Advisory Agreement, the Adviser would formulate a continuing program for the management of the assets and resources of the Company, provide a full range of advice and recommendations, including recommendations regarding specific securities to be purchased or sold by the Company, and obtain and evaluate statistical, economic and other research information with respect to the economy, businesses, securities markets and types of securities, all in conformity with the Company's investment objectives and policies. In addition to providing investment advisory services, the Adviser, at its own expense, would provide portfolio trading facilities and make available to the Company appropriate executive, investment, clerical and other personnel as well as computer and other services for the conduct of its investment business and the administration of its affairs. The Adviser would compensate all Company personnel and officers (other than the President) and those Company directors who are officers or employees of the Adviser. The Adviser at its expense would also provide the Company with office space and facilities and business equipment and pay the cost of keeping the Company's books and records.

    For the services rendered and the expenses assumed by the Adviser under the Advisory Agreement, the Company would pay the Adviser an annual fee at the rate of 0.5% of the Company's net asset value up to and including

$100,000,000, 0.4% of such net asset value over $100,000,000 up to and including $200,000,000 and 0.3% of such net asset value over $200,000,000. The investment advisory fee would be computed quarterly on the basis of the net asset value as of last day of each quarter. The Company's net asset value as of December 31, 1995, was $41,452,164.

    The Company would be responsible for the payment of all its expenses which are not specifically assumed by the Adviser under the Advisory Agreement. However, in the event in any year the sum of the Company's expenses (including the Adviser's investment advisory fee but excluding interest, taxes and brokerage commissions relating to the purchase or sale of portfolio securities, the Company's expenses of future public offerings of its shares and extraordinary expenses beyond the control of the Adviser) were to exceed 1-1/2% of the average value of the Company's net assets during such year up to $30,000,000 plus 1% of the average value of the Company's net assets during such year in excess of $30,000,000, the Adviser would be obligated to reimburse the Company promptly for such excess expenses. In addition, under the Advisory Agreement, the Adviser would not be responsible for any mistake in judgment or in any event whatsoever except for lack of good faith or for any conduct on the part of the Adviser constituting a breach of fiduciary duty involving personal misconduct in respect of the Company, so long as such judgment or other event does not constitute wilful malfeasance, bad faith, gross negligence in the performance of the Adviser's duties or reckless disregard of its obligations and duties under the Advisory Agreement.

    The Advisory Agreement continues in effect from year to year provided such continuance is specifically approved at least annually (i) by the vote of a majority of the Company's outstanding voting securities, as defined in the Investment Company Act of 1940, entitled to vote at the Annual Meeting or by its Board of Directors and (ii) by the vote of a majority of the directors of the Company who are not parties to the contract or "interested persons" (as defined in the Investment Company Act of 1940) of the Company, or the Adviser. The Advisory Agreement is terminable on 60 days' written notice by any party thereto and will terminate automatically if assigned.

    The Advisory Agreement reserves to the Adviser all rights to the use of the term "Excelsior" and the symbol used by the Company, which appears on the Notice of Annual Meeting. The Advisory Agreement further provides that if the Adviser (or an organization which has succeeded to the business of the Adviser) ceases to be the investment adviser to the Company, the Company will cease to use in its name the term 'Excelsior', or any name suggesting that the Company is or has been advised by the Adviser, and the use of such symbol.

    The foregoing description of the Advisory Agreement does not purport to be complete but contains a summary of the material provisions thereof. Any shareholder who desires a copy of the Advisory Agreement may obtain a copy by mailing a request therefor to the Company.

    Shareholder approval of the continuance of the Advisory Agreement requires the affirmative vote of the holders of (i) 67% of the Company's voting securities, as defined in the Investment Company Act of 1940, present and entitled to vote at the Annual Meeting, if the holders of more than 50% of the Company's outstanding voting securities are present or represented by proxy at the Annual Meeting or (ii) a majority of the Company's outstanding voting securities. whichever is less.

    The Board of Directors recommends a vote in favor of the continuance of the Advisory Agreement.

Investment Adviser

    The Adviser provides a variety of specialized financial and fiduciary services to high net worth individuals, institutions and corporations. On December 31, 1995, the United States Trust Company had total assets of $2,195 million, total deposits of $1,779 million, and capital of $155 million. The Trust Company had responsibility for the investment management of clients' assets having a market value of approximately $23.5 billion on December 31, 1995. The trustees of the Adviser, who are also Board members of U.S.
Trust Corporation, and their principal occupations are as follows:

Name                                        Principal Occupation
----                                        --------------------

Eleanor Baum                  Dean of  Engineering  at The Cooper  Union for the
                                Advancement of Science & Art

Samuel C. Butler              Partner in Cravath, Swaine & Moore.

Peter L. Crisp                General Partner of Venrock Associates

Daniel P. Davison             Retired Chairman of the Board of Christie,  Manson
                                & Woods International, Inc.

Philippe de Montebello        Director of the Metropolitan Museum of Art.

Paul W. Douglas               Retired Chairman of the Board and Chief  Executive
                                Officer of The Pittston Company.

Antonia M. Grumbach           Partner in Patterson, Belknap, Webb & Tyler.

Frederic C. Hamilton          Chairman  of  the  Board,   President   and  Chief
                                Executive Officer of Hamilton Oil Corporation.

Peter L. Malkin               Chairman of Wien, Malkin & Beltex.

Jeffrey S. Maurer             President.

Orson D. Munn                 Chairman  and   Director   of  Munn,   Bernhard  &
                                Associates, Inc.

H. Marshall Schwarz           Chairman of the Board and Chief Executive Officer.

Philip L. Smith               Corporate Director and Trustee.

John H. Stookey               Chairman  of the Board and  President  of  Quantum
                                Chemical Corporation.

Frederick B. Taylor           Vice Chairman and Chief Investment Officer.

Richard F. Tucker             Retired  Vice  Chairman  of  the  Board  of  Mobil
                                Corporation.

Carroll L. Wainwright, Jr.    Of Counsel to Milbank, Tweed, Hadley & McCloy.

Robert N. Wilson              Vice Chairman of the Board of Johnson & Johnson.

Ruth A. Wooden                President  &  Chief   Executive   Officer  of  The
                                Advertising Council, Inc.

    The address of the Adviser and all its trustees is 114 West 47th Street, New York, NY 10036. Townsend Brown II, a director and President of the Company, is the beneficial owner of 3,000 common shares of U.S. Trust Corporation, Dr. O'Leary, a director of the Company, is the beneficial owner of 1,639 common shares, and Mr. Heard, a director of the Company, is the beneficial owner of 8,994 common shares of that company. The Adviser renders investment advisory and related services to clients other than the Company, including other investment companies, with similar or different investment objectives and policies.

    The Adviser is a wholly-owned subsidiary of U.S. Trust Corporation which was incorporated on December 5, 1977 and which is located at 114 West 47th Street, New York, N.Y. 10036.

Brokerage Commissions on Portfolio Transactions

    In accordance with the Company's investment policies, its investments are in debt securities, which are generally traded through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable in such transactions. During 1995, all portfolio transactions were with principals. During 1995 the Company's portfolio turnover rate was 23.43%.

                             APPOINTMENT OF AUDITORS

    The Audit Committee of the Board of Directors has recommended and the Board of Directors of the Company, including a majority of those directors who are not "interested persons" of the Company, has selected Coopers & Lybrand LLP to act as auditors for the Company for the fiscal year ending December 31, 1996. Coopers & Lybrand LLP has no material direct or indirect financial interest in the Company. This selection is subject to the approval of the shareholders of the Company at the Annual Meeting. Management expects that representatives of Coopers & Lybrand LLP will be present at the Annual Meeting with the opportunity to make a statement if they desire to do so and to respond to appropriate questions.

    During the year ended December 31, 1995 Coopers & Lybrand LLP was engaged by the Company: (1) to examine its financial statements as of December 31, 1995;
(2) to assist and consult with the Company in connection with the preparation of the Company's reports on Forms N-SAR and N-2 for filing with the Securities and Exchange Commission; and (3) to assist and consult with the Company on tax matters.

    The ratification of Coopers & Lybrand LLP as auditors of the Company requires the affirmative vote of the holders of (i) 67% of the Company's voting securities, as defined in the Investment Company Act of 1940, present and entitled to vote at the Annual Meeting, if the holders of more than 50% of the Company's outstanding voting securities are present or represented by proxy at the Annual Meeting or (ii) a majority of the Company's outstanding voting securities, whichever is less.

    The Board of Directors recommends a vote in favor of the ratification of Coopers & Lybrand LLP as auditors.

                                  OTHER MATTERS

    The management knows of no business to be brought before the Annual Meeting except as mentioned above. If, however, any other matters properly come before the Annual Meeting, the persons named in the enclosed form of proxy intend to vote on such matters in accordance with their best judgment.

                       DEADLINE FOR SHAREHOLDER PROPOSALS

    Proposals of shareholders intended to be presented at the Company's Annual Meeting of Shareholders to be held in April 1997, must be received by the Company, at its principal executive offices, by December 2, 1996, for inclusion in the Company's Proxy Statement and form of proxy relating to that meeting.